INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 118,886,728	$ 78,791,906
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	480,891,280	341,364,602
Domestic Tax Jurisdiction [Member] | Two Thousand And Thirty Four To Two Thousand And Thirty Seven [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	29,838,716	29,838,716
Domestic Tax Jurisdiction [Member] | Indefinite Expiration [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	451,052,564	311,525,886
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	473,427,974	318,862,714
Foreign Tax Jurisdiction [Member] | Two Thousand And Thirty Four To Two Thousand And Forty [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 473,427,974	$ 318,862,714